Fair Value - Summary of Financial Statement Items Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets:
Short-term investments	$ 122,088	$ 33,353	$ 16,877	$ 47,500	$ 41,865	$ 31,518	$ 32,417	$ 44,949
Mortgage-backed securities at fair value	865,061	708,862	531,612	364,439	322,473	315,599	287,626	316,292
Mortgage loans acquired for sale at fair value	1,673,112				1,283,795
Excess servicing spread purchased from PFSI	288,669	280,367	294,551	321,976	412,425	418,573	359,102	222,309
Derivative assets:
Derivative assets	71,093				13,385
Derivative assets, Netting	(37,384)				(3,300)
Net amounts of assets presented in the consolidated balance sheet	33,709				10,085
Mortgage servicing rights at fair value	64,136				66,584				$ 57,358	$ 26,452
Liabilities:
Asset-backed financing of a VIE at fair value	353,898	$ 384,407	$ 325,939	$ 344,693	247,690	$ 234,287	$ 151,489	$ 162,222
Interest-only security payable at fair value	4,114				0
Derivative liabilities:
Derivative liabilities	28,885				7,135
Derivative liabilities, Netting	(19,312)				(3,978)
Total derivative liabilities after netting	9,573				3,157
CRT Agreements [Member]
Derivative assets:
Derivative assets	15,610				593
Net amounts of assets presented in the consolidated balance sheet	15,610				0
Derivative liabilities:
Derivative liabilities	0				0
Interest Rate Lock Commitments [Member]
Derivative assets:
Derivative assets	7,069				4,983
Net amounts of assets presented in the consolidated balance sheet	7,069				4,983
Derivative liabilities:
Derivative liabilities	3,292				337
Forward Sales Contracts [Member]
Derivative assets:
Derivative assets	13,164				2,604
Derivative assets, Netting	0				0
Net amounts of assets presented in the consolidated balance sheet	13,164				2,604
Derivative liabilities:
Derivative liabilities	17,974				2,680
Forward Purchase Contracts [Member]
Derivative assets:
Derivative assets	30,879				2,444
Derivative assets, Netting	0				0
Net amounts of assets presented in the consolidated balance sheet	30,879				2,444
Derivative liabilities:
Derivative liabilities	7,619				3,774
MBS Put Options [Member]
Derivative assets:
Derivative assets	1,697				93
Derivative assets, Netting	0				0
Net amounts of assets presented in the consolidated balance sheet	1,697				93
Derivative liabilities:
Derivative liabilities	0				0
MBS Call Options [Member]
Derivative assets:
Derivative assets	142				0
Derivative assets, Netting	0				0
Net amounts of assets presented in the consolidated balance sheet	142				0
Call Options on Interest Rate Futures [Member]
Derivative assets:
Derivative assets	63				1,156
Derivative assets, Netting	0				0
Net amounts of assets presented in the consolidated balance sheet	63				1,156
Derivative liabilities:
Derivative liabilities	0				305
Put Options on Interest Rate Futures [Member]
Derivative assets:
Derivative assets	2,469				1,512
Derivative assets, Netting	0				0
Net amounts of assets presented in the consolidated balance sheet	2,469				1,512
Derivative liabilities:
Derivative liabilities	0				39
Recurring [Member]
Assets:
Short-term investments	122,088				41,865
Mortgage-backed securities at fair value	865,061				322,473
Mortgage loans acquired for sale at fair value	1,673,112				1,283,795
Mortgage loans at fair value	1,721,741				2,555,788
Excess servicing spread purchased from PFSI	288,669				412,425
Derivative assets:
Derivative assets	71,093				13,385
Derivative assets, Netting	(37,384)				(3,300)
Net amounts of assets presented in the consolidated balance sheet	33,709				10,085
Mortgage servicing rights at fair value	64,136				66,584
Total Assets	4,768,516				4,693,015
Liabilities:
Asset-backed financing of a VIE at fair value	353,898				247,690
Interest-only security payable at fair value	4,114
Derivative liabilities:
Derivative liabilities	28,885				7,135
Derivative liabilities, Netting	(19,312)				(3,978)
Total derivative liabilities after netting	9,573				3,157
Total liabilities	367,585				4,943,862
Recurring [Member] | CRT Agreements [Member]
Derivative assets:
Derivative assets	15,610				593
Recurring [Member] | Level 1 [Member]
Assets:
Short-term investments	122,088				41,865
Mortgage-backed securities at fair value	0				0
Mortgage loans acquired for sale at fair value	0				0
Mortgage loans at fair value	0				0
Excess servicing spread purchased from PFSI	0				0
Derivative assets:
Derivative assets	2,532				2,668
Derivative assets, Netting	0				0
Net amounts of assets presented in the consolidated balance sheet	2,532				2,668
Mortgage servicing rights at fair value	0				0
Total Assets	124,620				44,533
Liabilities:
Asset-backed financing of a VIE at fair value	0				0
Interest-only security payable at fair value	0
Derivative liabilities:
Derivative liabilities	0				344
Derivative liabilities, Netting	0				0
Total derivative liabilities after netting	0				344
Total liabilities	0				44,877
Recurring [Member] | Level 1 [Member] | CRT Agreements [Member]
Derivative assets:
Derivative assets	0				0
Recurring [Member] | Level 2 [Member]
Assets:
Short-term investments	0				0
Mortgage-backed securities at fair value	865,061				322,473
Mortgage loans acquired for sale at fair value	1,673,112				1,283,795
Mortgage loans at fair value	367,169				455,394
Excess servicing spread purchased from PFSI	0				0
Derivative assets:
Derivative assets	45,882				5,141
Derivative assets, Netting	0				0
Net amounts of assets presented in the consolidated balance sheet	45,882				5,141
Mortgage servicing rights at fair value	0				0
Total Assets	2,951,224				2,066,803
Liabilities:
Asset-backed financing of a VIE at fair value	353,898				247,690
Interest-only security payable at fair value	0
Derivative liabilities:
Derivative liabilities	25,593				6,454
Derivative liabilities, Netting	0				0
Total derivative liabilities after netting	25,593				6,454
Total liabilities	379,491				2,320,947
Recurring [Member] | Level 2 [Member] | CRT Agreements [Member]
Derivative assets:
Derivative assets	0				0
Recurring [Member] | Level 3 [Member]
Assets:
Short-term investments	0				0
Mortgage-backed securities at fair value	0				0
Mortgage loans acquired for sale at fair value	0				0
Mortgage loans at fair value	1,354,572				2,100,394
Excess servicing spread purchased from PFSI	288,669				412,425
Derivative assets:
Derivative assets	22,679				5,576
Derivative assets, Netting	0				0
Net amounts of assets presented in the consolidated balance sheet	22,679				5,576
Mortgage servicing rights at fair value	64,136				66,584
Total Assets	1,730,056				2,584,979
Liabilities:
Asset-backed financing of a VIE at fair value	0				0
Interest-only security payable at fair value	4,114
Derivative liabilities:
Derivative liabilities	3,292				337
Derivative liabilities, Netting	0				0
Total derivative liabilities after netting	3,292				337
Total liabilities	7,406				2,585,316
Recurring [Member] | Level 3 [Member] | CRT Agreements [Member]
Derivative assets:
Derivative assets	15,610				593
Recurring [Member] | Interest Rate Lock Commitments [Member]
Derivative assets:
Derivative assets	7,069				4,983
Derivative liabilities:
Derivative liabilities	3,292				337
Recurring [Member] | Interest Rate Lock Commitments [Member] | Level 1 [Member]
Derivative assets:
Derivative assets	0				0
Derivative liabilities:
Derivative liabilities	0				0
Recurring [Member] | Interest Rate Lock Commitments [Member] | Level 2 [Member]
Derivative assets:
Derivative assets	0				0
Derivative liabilities:
Derivative liabilities	0				0
Recurring [Member] | Interest Rate Lock Commitments [Member] | Level 3 [Member]
Derivative assets:
Derivative assets	7,069				4,983
Derivative liabilities:
Derivative liabilities	3,292				337
Recurring [Member] | Forward Sales Contracts [Member]
Derivative assets:
Derivative assets	13,164				2,604
Derivative liabilities:
Derivative liabilities	17,974				2,680
Recurring [Member] | Forward Sales Contracts [Member] | Level 1 [Member]
Derivative assets:
Derivative assets	0				0
Derivative liabilities:
Derivative liabilities	0				0
Recurring [Member] | Forward Sales Contracts [Member] | Level 2 [Member]
Derivative assets:
Derivative assets	13,164				2,604
Derivative liabilities:
Derivative liabilities	17,974				2,680
Recurring [Member] | Forward Sales Contracts [Member] | Level 3 [Member]
Derivative assets:
Derivative assets	0				0
Derivative liabilities:
Derivative liabilities	0				0
Recurring [Member] | Forward Purchase Contracts [Member]
Derivative assets:
Derivative assets	30,879				2,444
Derivative liabilities:
Derivative liabilities	7,619				3,774
Recurring [Member] | Forward Purchase Contracts [Member] | Level 1 [Member]
Derivative assets:
Derivative assets	0				0
Derivative liabilities:
Derivative liabilities	0				0
Recurring [Member] | Forward Purchase Contracts [Member] | Level 2 [Member]
Derivative assets:
Derivative assets	30,879				2,444
Derivative liabilities:
Derivative liabilities	7,619				3,774
Recurring [Member] | Forward Purchase Contracts [Member] | Level 3 [Member]
Derivative assets:
Derivative assets	0				0
Derivative liabilities:
Derivative liabilities	0				0
Recurring [Member] | MBS Put Options [Member]
Derivative assets:
Derivative assets	1,697				93
Recurring [Member] | MBS Put Options [Member] | Level 1 [Member]
Derivative assets:
Derivative assets	0				0
Recurring [Member] | MBS Put Options [Member] | Level 2 [Member]
Derivative assets:
Derivative assets	1,697				93
Recurring [Member] | MBS Put Options [Member] | Level 3 [Member]
Derivative assets:
Derivative assets	0				0
Recurring [Member] | MBS Call Options [Member]
Derivative assets:
Derivative assets	142
Recurring [Member] | MBS Call Options [Member] | Level 1 [Member]
Derivative assets:
Derivative assets	0
Recurring [Member] | MBS Call Options [Member] | Level 2 [Member]
Derivative assets:
Derivative assets	142
Recurring [Member] | MBS Call Options [Member] | Level 3 [Member]
Derivative assets:
Derivative assets	0
Recurring [Member] | Call Options on Interest Rate Futures [Member]
Derivative assets:
Derivative assets	63				1,156
Derivative liabilities:
Derivative liabilities					305
Recurring [Member] | Call Options on Interest Rate Futures [Member] | Level 1 [Member]
Derivative assets:
Derivative assets	63				1,156
Derivative liabilities:
Derivative liabilities					305
Recurring [Member] | Call Options on Interest Rate Futures [Member] | Level 2 [Member]
Derivative assets:
Derivative assets	0				0
Derivative liabilities:
Derivative liabilities					0
Recurring [Member] | Call Options on Interest Rate Futures [Member] | Level 3 [Member]
Derivative assets:
Derivative assets	0				0
Derivative liabilities:
Derivative liabilities					0
Recurring [Member] | Put Options on Interest Rate Futures [Member]
Derivative assets:
Derivative assets	2,469				1,512
Derivative liabilities:
Derivative liabilities	0				39
Recurring [Member] | Put Options on Interest Rate Futures [Member] | Level 1 [Member]
Derivative assets:
Derivative assets	2,469				1,512
Derivative liabilities:
Derivative liabilities	0				39
Recurring [Member] | Put Options on Interest Rate Futures [Member] | Level 2 [Member]
Derivative assets:
Derivative assets	0				0
Derivative liabilities:
Derivative liabilities	0				0
Recurring [Member] | Put Options on Interest Rate Futures [Member] | Level 3 [Member]
Derivative assets:
Derivative assets	0				0
Derivative liabilities:
Derivative liabilities	$ 0				$ 0